Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	June 30, 2017	December 31, 2016
Clinical trial costs	$899	$3,088
Professional fees	660	229
Compensation and related benefits	976	975
Interest expense	99	—

Accrued expenses and other current liabilities	$2,634	$4,292

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2016	2015
Clinical development expense	$3,088	$3,294
Professional fees	229	435
Compensation and related benefits	975	1,535
Interest expense	—	28

Accrued expenses and other current liabilities	$4,292	$5,292